Contingent assets and liabilities, other contractual obligations and collateral provided (Details) - Dec. 31, 2021 kr in Millions, $ in Millions	USD ($)	DKK (kr)
Contractual obligations:
Contractual obligations		kr 317.4
With in 1 year
Contractual obligations:
Contractual obligations		184.4
Later than two year but not later than three years
Contractual obligations:
Contractual obligations		kr 133.0
Sanofi
Contractual obligations:
Estimated effect of potential milestone | $	$ 10.0
Sanofi | With in 1 year
Contractual obligations:
Estimated effect of potential milestone | $	$ 10.0